WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants [Abstract]
Warrants [Text Block]
NOTE 8: WARRANTS

Below is a table summarizing the Company’s outstanding warrants as of June 30, 2016 and December 31, 2015:

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of Exercisable
	Warrants	Exercise Price	Term	Exercisable	Warrants
Outstanding at December 31, 2015	42,526,609	$0.22	4.15	41,047,920	$1,167

Exercised	-
Granted	20,846,639	0.02	4.69		-
Expired	(99,166)	0.50

Outstanding at June 30, 2016	63,274,082	0.15	3.99	63,070,958	$4,603,155

The warrant grants during the six months ended June 30, 2016 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.5 to 2.5 years, expected volatility of 166.74% to 178.98%, risk free interest rate of 0.85% to 1.08%, and expected dividend yield of 0%.

During the six months ended June 30, 2016, the Company issued an aggregate of 1,181,329 warrants to purchase shares of the Company’s common stock with an exercise prices of $0.038 to $0.179 per share vested immediately for services. The fair value on the grant date of the warrants was $106,750.

In April 2016, the Company issued an aggregate of 18,353,310 warrants to acquire its common stock in settlement of $1,541,678 convertible notes and accrued interest. The warrants issued to Anthion are exercisable at $0.001 per share for five years from the date of issuance.

The Company determined that the estimated fair value of the 18,353,311 warrants of $3,205,959 exceeded the settlement of $1,541,678 of convertible notes and accrued interest and accordingly recorded a loss of settlement of debt of $1,664,281 for the six months ended June 30, 2016. The Company used the Black-Scholes Option Pricing model to estimate the fair value of the warrants at settlement with the following assumptions: the price of the Company stock of $0.175, volatility was estimated to be 178%, the risk free rate of 1.24% and the remaining term was 5 years.

In May 2016, the Company issued 1,312,000 warrants with an exercise price of $0.25 in connection with the sale of Common Stock. The five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $0.25 per share.

For the three and six months ended June 30, 2016 and 2015, the Company has incurred warrant-based expense of $58,483 and $148,173 and $415,445 and $470,187, respectively.

NOTE 12: WARRANTS

Below is a table summarizing the Company’s outstanding warrants as of December 31, 2014 and December 31, 2015:

	Number of	Wtd Avg.	Wtd Avg.	Intrinsic
	Shares	Exercise Price	Remaining	Value
Outstanding at December 31, 2013	18,770,591	0.35	4.62	$416,000

Granted	9,506,205	0.51	-	-
Exercised	11,748,807	0.36	-	-

Outstanding at December 31, 2014	16,527,989	0.46	3.69	$309,821

Granted	28,913,020	0.11	-	-
Exercised	109,855	0.40	-	-
Forfeited	3,054,545	0.43	-	-

Outstanding at December 31, 2015	42,276,609	0.22	4.15	$1,167

The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.5 to 5.0 years, expected volatility of 100% - 102%, risk free interest rate of 0.29% to 1.71%, and expected dividend yield of 0%.

For the years ended December 31, 2015 and 2014, the Company has incurred warrants based expense of $510,436 and $131,517. The outstanding unamortized stock compensation expense related to warrants was $106,852 (which will be recognized through March 2018) and $207,190 as of December 31, 2015 and 2014, respectively.